Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Financial Information	The following is the condensed financial information of the Company on a parent company only basis.
	As of September 30,
	2024	2023
ASSETS
Cash and cash equivalents	$5,098	$10,336
Prepayments, deposits and other current assets	9,575,900	8,272,000
Investment in subsidiaries	4,078,601	13,340,885
Total assets	$13,659,599	$21,623,221

LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible Notes	1,075,781
Interest payable	4,044
Accrued expenses and other current liabilities	-	55,000
Total liabilities	$1,079,825	$55,000

SHAREHOLDERS’ EQUITY*
Class A ordinary Shares $0.001 par value, 499,100,000 shares authorized, 1,771,835 and 1,400,625 shares issued and outstanding as of September 30, 2024 and 2023	1,572	1,401
Class B ordinary share, $0.001 par value, 800,000 shares authorized, 200,000 and 0 shares issued and outstanding as of September 30, 2024 and September 30, 2023	200	-
Preference share, $0.001 per value, 100,000 shares authorized, 0 shares issued and outstanding as of September 30, 2024 and September 30, 2023	-	-
Additional paid-in capital	15,198,564	23,256,219
Accumulated deficit	(2,620,562)	(1,689,399)
Total equity of the Company’s shareholders	12,579,774	21,568,221
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$13,659,599	$21,623,221
*	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.

	For the years ended September 30,
	2024	2023	2022
Operating expenses:
General and administrative expenses	$(703,552)	$(624,877)	$(1,070,920)
Bank charges and others	(227,611)	(2,125)
Total operating expenses	(931,163)	(627,002)	(1,070,920)

Other non business income	-	8,523	-
Net loss	$(931,163)	$(618,479)	$(1,070,920)

Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	-	-	-
Total comprehensive loss	$(931,163)	$(618,479)	$(1,070,920)

	For the years ended September 30,
	2024	2023	2022
Cash Flows from Operating Activities:
Net loss	$(931,163)	$(618,479)	$(1,070,920)
Changes in operating assets and liabilities:
Prepaid expenses and other	(1,303,900)	556,142	-
Interest payable	4,044	-	-
Accrued expenses and current liabilities	(55,000)	55,000	(556,141)
Net cash used in operating activities	(2,286,019)	(7,337)	(1,627,061)

Cash Flows from Investing Activity:
Long-term investment	-	-	(4,078,601)
Net cash used in investing activity	-	-	(4,078,601)

Cash Flows from Financing Activities:
Proceeds received from stock issuance	1,205,000	-	12,409,022
Proceeds from convertible bond	1,075,781	-	-
Payments to related parties	-	-	(6,685,687)
Net cash provided by financing activities	2,280,781	-	5,723,335

Effect of changes in currency exchange rates	-	-	-

Net (decrease) increase in cash and cash equivalents	(5,238)	(7,337)	17,673
Cash, cash equivalents and restricted cash at the beginning of year	10,336	17,673	-
Cash and cash equivalents and restricted cash at the end of year	$5,098	$10,336	$17,673